OPERATIONS IN TURKMENISTAN (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of impairment charges on the Statement of profit or loss
Current provision for income tax	₽ 15,170	₽ 20,757	₽ 19,175
Other operating expenses	(496)	(7,021)	(4,637)
Deferred income tax	1,465	(5,000)	(3,697)
Total impairment loss	₽ 2,023	₽ (148)	149
Turkmenistan
Effect of impairment charges on the Statement of profit or loss
Impairment of long-lived assets				₽ 3,204
Current provision for income tax				100
Provision for doubtful accounts				74
Other operating expenses				37
Taxes other than income tax				20
Deferred income tax				(69)
Total impairment loss				₽ 3,366
Provision for dismantling of terminal network equipment			₽ 228